Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021 CAD ($) shares	Apr. 30, 2021 CAD ($) shares	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2021 CAD ($) shares	Jul. 31, 2020 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 42,680	$ 41,335
Balance at end of period	$ 44,285		$ 40,099	$ 44,285	$ 40,099
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	449,093,126	447,849,605	445,133,356	447,085,329	445,341,675
Equity-settled share-based compensation plans | shares	479,170	643,481	40,146	1,417,277	586,503
Shareholder investment plan, Number of shares | shares	227,896	259,931	416,078	781,991	1,204,873
Employee share purchase plan, Number of shares | shares	292,863	309,137	433,769	948,076	1,134,732
Number of shares issued, Number of shares | shares	450,093,055	449,062,154	446,023,349	450,232,673	448,267,783
Purchase of common shares for cancellation, Number of shares | shares					(2,208,600)
Treasury shares, Number of shares | shares	(11,328)	30,972	(14,461)	(150,946)	(50,295)
Ending balance, Number of shares | shares	450,081,727	449,093,126	446,008,888	450,081,727	446,008,888
Balance at beginning of period	$ 14,130	$ 13,991	$ 13,722	$ 13,908	$ 13,591
Equity-settled share-based compensation plans	50	66	4	145	63
Shareholder investment plan, Amount	33	33	39	98	111
Employee share purchase plan, Amount	41	37	38	116	108
Number of shares issued, Amount	14,254	14,127	13,803	14,267	13,873
Purchase of common shares for cancellation, Amount					(68)
Treasury shares, Amount	(2)	3	(3)	(15)	(5)
Balance at end of period	$ 14,252	$ 14,130	$ 13,800	$ 14,252	$ 13,800